Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Sep. 07, 2017
Registrant Name	dei_EntityRegistrantName	DEUTSCHE VARIABLE SERIES II
CIK	dei_EntityCentralIndexKey	0000810573
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 07, 2017
Effective Date	dei_DocumentEffectiveDate	Sep. 07, 2017
Prospectus Date	rr_ProspectusDate	May 01, 2017